JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2025
(Unaudited)

	Shares	Fair Value
JAPANESE EQUITY SECURITIES
Banks — 6.6%
Daishi Hokuetsu Financial Group, Inc.	385,000	$8,880,507
North Pacific Bank, Ltd.	354,900	1,405,813
The Keiyo Bank, Ltd.	598,400	4,001,787
The Musashino Bank, Ltd.	252,900	5,728,189
		20,016,296
Chemicals — 12.5%
ADEKA Corporation	295,100	5,464,929
Daicel Corporation	360,000	3,081,790
Nihon Tokushu Toryo Co., Ltd.	120,700	1,522,252
Nippon Soda Co., Ltd.	42,900	880,916
Osaka Soda Co., Ltd.	145,500	1,631,134
Riken Technos Corporation	251,400	1,890,514
Sakai Chemical Industry Co., Ltd.	187,700	3,419,356
Sakata INX Corporation	1,398,000	18,698,189
Soken Chemical & Engineering Co., Ltd.	102,300	1,113,484
		37,702,564
Construction — 5.2%
Dai-Dan Co., Ltd.	107,600	3,131,335
MIRAIT ONE Corporation	91,600	1,622,302
Taikisha, Ltd.	166,300	2,816,082
The Nippon Road Co., Ltd.	17,300	301,715
Yondenko Corporation	869,400	7,840,583
		15,712,017
Electric Appliances — 4.9%
AOI Electronics Co., Ltd.	24,900	310,926
Daihen Corporation	67,100	2,844,128
Horiba, Ltd.	19,400	1,391,578
Idec Corporation	112,200	1,798,781
Meiko Electronics Co., Ltd.	105,600	4,248,907
Nippon Avionics Co., Ltd.	111,500	2,718,852
Ulvac, Inc.	43,100	1,505,435
		14,818,607

See notes to financial statements

1

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2025
(Unaudited)

	Shares	Fair Value
Financing Business — 1.7%
Mizuho Leasing Co., Ltd.	690,500	$5,139,830
		5,139,830
Food — 2.5%
Morinaga & Co., Ltd.	66,400	1,099,757
Nichirei Corporation	117,000	1,510,083
Nippn Corporation	77,200	1,168,042
S Foods, Inc.	92,800	1,682,825
Yoshimura Food Holdings KK(a)	285,600	2,010,988
		7,471,695
Glass and Ceramics Products — 2.6%
Asia Pile Holdings Corporation	479,600	3,140,773
Nichiha Corporation	67,100	1,426,718
Noritake Co., Ltd.	30,400	786,625
Sumitomo Osaka Cement Co., Ltd.	89,200	2,381,142
		7,735,258
Information and Communication — 8.9%
DAIKO XTECH, Ltd.	252,500	1,847,988
Future Corporation	516,900	7,720,331
GMO internet group, Inc.	224,500	5,464,936
Plus Alpha Consulting Co., Ltd.	281,900	4,050,051
Systena Corporation	741,000	2,045,911
Tsuzuki Denki Co., Ltd.	94,500	1,820,510
Vision, Inc.	473,300	3,920,362
		26,870,089
Iron and Steel — 1.7%
Kyoei Steel, Ltd.	200,400	2,705,365
Nichia Steel Works, Ltd.	1,117,600	2,349,170
		5,054,535
Land Transportation — 0.7%
Hamakyorex Co., Ltd.	119,800	1,068,767
Maruzen Showa Unyu Co., Ltd.	25,900	1,140,930
		2,209,697

See notes to financial statements

2

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2025
(Unaudited)

	Shares	Fair Value
Machinery — 4.6%
Miura Co., Ltd.	188,300	$3,973,698
Organo Corporation	30,400	1,638,626
Sansei Technologies, Inc.	260,000	2,779,466
THK Co., Ltd.	103,000	2,827,409
TPR Co., Ltd.	202,400	2,771,680
		13,990,879
Metal Products — 1.5%
Maruzen Co., Ltd.	86,000	2,067,222
Mitsui Mining & Smelting Co., Ltd.	70,000	2,403,746
		4,470,968
Other Products — 5.9%
Komatsu Wall Industry Co., Ltd.	252,700	3,868,949
Kosaido Holdings Co., Ltd.	390,600	1,241,032
Nishikawa Rubber Co., Ltd.	515,200	8,749,286
The Pack Corporation	176,100	3,842,071
		17,701,338
Pharmaceutical — 1.3%
Tsumura & Co.	161,400	3,821,424
		3,821,424
Precision Instruments — 0.1%
Nakanishi, Inc.	24,100	324,008
		324,008
Real Estate — 0.9%
JINUSHI Co., Ltd.	117,300	1,735,698
Kasumigaseki Capital Co., Ltd.	9,700	913,139
		2,648,837

See notes to financial statements

3

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2025
(Unaudited)

	Shares	Fair Value
Retail Trade — 5.7%
ASKUL Corporation	261,800	$2,818,686
Create SD Holdings Co., Ltd.	122,900	2,698,429
Geo Holdings Corporation	287,700	3,271,178
JM Holdings Co., Ltd.	253,700	4,303,132
Komehyo Holdings Co., Ltd.	65,800	1,308,240
Life Corporation	209,000	2,940,354
		17,340,019
Services — 5.4%
Charm Care Corporation KK	91,700	832,711
Kyoritsu Maintenance Co., Ltd.	77,200	1,864,796
M&A Research Institute Holdings, Inc.(a)	184,400	1,826,730
Nishio Holdings Co., Ltd.	55,200	1,518,335
Relo Group, Inc.	186,500	2,227,262
Step Co., Ltd.	200,600	3,121,372
TRYT, Inc.	1,263,500	4,890,968
		16,282,174
Textiles and Apparel — 2.7%
Goldwin, Inc.	42,500	2,441,502
Sanyo Shokai, Ltd.	212,700	4,262,853
World Co., Ltd.	76,700	1,338,725
		8,043,080
Transportation Equipment — 6.7%
HI-LEX Corporation	275,800	3,128,221
Kyokuto Kaihatsu Kogyo Co., Ltd.	248,800	4,428,864
Morita Holdings Corporation	378,500	5,577,066
Nichirin Co., Ltd.	76,900	1,891,158
Nippon Seiki Co., Ltd.	535,600	5,231,528
		20,256,837
Utilities — 3.7%
Shikoku Electric Power Co., Inc.	1,380,000	11,215,193
		11,215,193

See notes to financial statements

4

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
MAY 31, 2025
(Unaudited)

	Shares	Fair Value
Wholesale Trade — 12.3%
Central Automotive Products, Ltd.	329,900	$4,059,955
Daiwabo Holdings Co., Ltd.	171,500	2,900,569
Kanaden Corporation	458,100	5,793,384
Macnica Holdings, Inc.	442,500	5,895,395
Restar Corporation	228,200	3,929,188
RYODEN Corporation	399,200	7,599,062
Sangetsu Corporation	232,600	4,627,796
Tachibana Eletech Co., Ltd.	122,800	2,178,284
		36,983,633
TOTAL INVESTMENTS — 98.1% (cost $252,328,063)		$ 295,808,978
TOTAL FOREIGN CURRENCY — 0.7% (cost $2,283,251)(b)		$2,284,513
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 98.8% (cost $254,611,314)		$ 298,093,491
TOTAL OTHER ASSETS AND LIABILITTIES — 1.2%		$3,507,759
TOTAL NET ASSETS — 100.0%		$ 301,601,250

(a)	Non-income producing security.
(b)	Japanese Yen - Interest bearing account.
See notes to financial statements

5

JAPAN SMALLER CAPITALIZATION FUND, INC.
Notes to Schedule of Investments (Unaudited)
Valuation of Securities
Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.
Fair Value Measurements
Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The three-tier hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At May 31, 2025, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended May 31, 2025, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.

6